Consolidated Statements of Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit accumulated During Development Stage	StockholdersEquitySouthUintahGasPropertiesIncMember	Noncontrolling Interest	Total
Opening Balance, amount at Mar. 07, 2011	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Opening Balance, shares at Mar. 07, 2011	0
Issuance of stock for cash, shares	2,000,000
Issuance of stock for cash, amount	2,000	(1,800)		200		200
Issuance of Founder Shares for services, Shares	5,500,000
Issuance of Founder Shares for services, Amount	5,500	(4,950)		550		550
Issuance of Common Stock for oil and gas leases, Shares	2,000,000
Issuance of Common Stock for oil and gas leases, Amount	2,000	(1,800)		200		200
Shares cancelled in exchange for Hinto shares held by South Unitah, Shares	(300,000)
Shares cancelled in exchange for Hinto shares held by South Unitah, Amount	(300)	300		0		0
Issuance of shares for consulting, Shares	175,000
Issuance of shares for consulting, Amount	175	(157)		18		18
Issuance of stock for cash by Hinto		147,000		147,000	63,000	210,000
Shareholder capital contribution		63,000		63,000	27,000	90,000
Minority interest at purchase of majority interest in subsidiary					(16,797)	(16,797)
Net Loss			(797,606)	(797,606)	(31,422)	(829,028)
Recapitalization, due to reverse merger, Shares	2,000,000
Recapitalization, due to reverse merger, Amount	2,000	71,203	(31,422)	41,781	(41,781)	0
Ending Balance, amount at Dec. 31, 2011	11,375	272,796	(827,295)	(543,124)	0	(543,125)
Ending Balance, shares at Dec. 31, 2011	11,375,000
Issuance of stock for cash, shares	410,000
Issuance of stock for cash, amount	410	204,590		205,000		205,000
Issuance of stock for cash by Hinto		0		0	0	0
Shareholder capital contribution		0		0	0	0
Issuance of shares for services, Shares	69,000
Issuance of shares for services, Amount	69	103,431		103,500		103,500
Net Loss			(237,659)	(237,659)		(237,659)
Conversion of notes to common stock, Shares	2,071,931
Conversion of notes to common stock, Amount	2,072	515,910		517,982		517,982
Ending Balance, amount at Mar. 31, 2012	$ 13,926	$ 1,096,727	$ (1,064,954)	$ 45,699	$ 0	$ 45,699
Ending Balance, shares at Mar. 31, 2012	13,925,931